INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Schedule Of Income Tax Disclosure [Line Items]
PRC	$ 134,657	$ 97,931	$ 67,928
Non-PRC	(9,430)	(6,619)	(7,310)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 125,227	$ 91,312	$ 60,618